Related Party Transactions - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Loans outstanding to related parties	$ 3,922,338	$ 2,927,377	$ 2,820,414
Deposits from related parties	$ 2,788,000	$ 2,614,000